COMBINED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
Cost of sales	(3,439)	(2,903)	(2,832)
Gross profit	616	548	512
Sales, general and administration expenses	(418)	(189)	(165)
Intangible amortization	(151)	(149)	(149)
Operating profit	47	210	198
Net finance expense	(235)	(70)	(213)
Profit/(loss) before tax	(188)	140	(15)
Income tax (charge)/credit	(22)	(29)	(25)
(Loss)/profit for the year	(210)	111	(40)
Profit/(loss) attributable to:
Equity holders	$ (210)	$ 111	$ (40)
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.39)	$ 0.22	$ (0.08)
Diluted (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.39)	$ 0.22	$ (0.08)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
Cost of sales	(3,409)	(2,896)	(2,828)
Gross profit	646	555	516
Sales, general and administration expenses	(176)	(176)	(154)
Intangible amortization	(151)	(149)	(149)
Operating profit	319	230	213
Net finance expense	(178)	(70)	(208)
Profit/(loss) before tax	141	160	5
Income tax (charge)/credit	(39)	(43)	(28)
(Loss)/profit for the year	102	117	(23)
Exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(30)	(7)	(4)
Gross profit	(30)	(7)	(4)
Sales, general and administration expenses	(242)	(13)	(11)
Operating profit	(272)	(20)	(15)
Net finance expense	(57)		(5)
Profit/(loss) before tax	(329)	(20)	(20)
Income tax (charge)/credit	17	14	3
(Loss)/profit for the year	$ (312)	$ (6)	$ (17)